7. Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents Details
Cash and banks	R$ 171,951	R$ 137,395
Cash equivalents	2,111,096	1,748,826
Cash and cash equivalents	R$ 2,283,047	R$ 1,886,221	R$ 1,639,214	R$ 1,722,991